Long Term Debt (Narrative2) (Details) (USD $)	0 Months Ended	6 Months Ended					6 Months Ended
	Apr. 27, 2011 Ocean Rig Notes (Member)	Jun. 30, 2011 Ocean Rig Notes (Member)	Apr. 27, 2011 Ocean Rig Notes (Member)	Apr. 27, 2011 From 27/04/2014 to April 26 2015 (Member)	Apr. 27, 2011 From April 27 2015 (Member)	Apr. 27, 2011 Noteholders Option (Member)	Jun. 30, 2011 Repurchase of Notes (Member)	Apr. 26, 2011 Repurchase of Notes (Member)
Principal amount of senior unsecured notes			$ 500,000,000				$ 51,000,000
Senior notes interest rate			9.50%
Proceeds from issuance of senior notes	487,500,000
Interest expense		8,312,000
Redemption Price Of Senior Note As Percenage Of Principal Amount				104.50%	102.50%	100.00%
Gain on the sale of senior notes							1,257,000
Principal amount of senior notes repurchased								$ 75,000,000